Provisions - Schedule of other provisions by type of provision (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	€ 8,441	€ 8,149	€ 9,583	€ 10,852
Other provisions
Disclosure of other provisions [line items]
Provisions	4,634	4,073	4,423	€ 4,425
Provisions for taxes
Disclosure of other provisions [line items]
Provisions	745	679	564
Legal proceedings provision
Disclosure of other provisions [line items]
Provisions	1,359	1,094	1,104
Provision for customer remediation
Disclosure of other provisions [line items]
Provisions	454	349	745
Provision for restructuring
Disclosure of other provisions [line items]
Provisions	596	641	749
Other
Disclosure of other provisions [line items]
Provisions	869	1,009	933
Brazil | Other provisions
Disclosure of other provisions [line items]
Provisions	1,618	1,243	1,339
Brazil | Provisions for employment-related proceedings (Brazil)
Disclosure of other provisions [line items]
Provisions	€ 611	€ 301	€ 328